Operating Lease Liabilities (Details)	1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 25, 2019	Dec. 22, 2017	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Operating Lease Liabilities (Details) [Line Items]
Weighted average discount rate			4.06%
Weighted average remaining operating leases			16 years
Prepaid total lease expense					$ 2,321,945	¥ 15,000,000
Operating lease expense			$ 155,155	$ 248,824
Short-term operating lease expense			855,825	$ 711,308
Lease matured date	Nov. 24, 2029	Dec. 31, 2037
Operating lease liabilities interest rate	3.1365%	4.1239%
Lease amount of first installment			696,584
Lease amount			$ 61,919
Minimum [Member]
Operating Lease Liabilities (Details) [Line Items]
Incremental borrowing rate			3.70%
Maximum [Member]
Operating Lease Liabilities (Details) [Line Items]
Incremental borrowing rate			4.80%
Villas [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities			4.1239%
Base Station Tower [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities			3.1365%